Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jan. 31, 2017	Apr. 30, 2016	Apr. 30, 2015
Current assets
Cash	$ 408,475	$ 128,353	$ 272,040
Receivables	6,067	21,747	33,500
Prepaids	22,448	45,498	252,819
[us-gaap:AssetsCurrent]	436,990	195,598	558,359
Equipment	6,319	7,985	14,632
Mineral property interest	305,850	305,850	305,850
Deposits	14,932	14,932	14,932
TOTAL ASSETS	764,091	524,365	893,773
Current liabilities
Accounts payable and accrued liabilities	644,716	1,023,137	876,844
Promissory notes		5,678,107
Second promissory notes		909,419
Derivative liabilities	966,683	515,802	1,245,456
[us-gaap:LiabilitiesCurrent]	15,278,200	8,126,465	2,122,300
Promissory notes			5,543,991
Second promissory notes		3,871,395	1,432,565
TOTAL LIABILITIES	15,278,200	11,997,860	9,098,856
CAPITAL DEFICIT
Unlimited common shares with no par value Issued and fully paid: 86,328,952 (April 30, 2015 - 79,255,728)	18,644,105	17,963,265	16,586,067
Additional paid-in capital	1,924,136	1,839,639	1,827,780
Commitment to issue shares		81,112	136,735
Deficit	(35,082,350)	(31,357,511)	(26,755,665)
TOTAL CAPITAL DEFICIT	(14,514,109)	(11,473,495)	(8,205,083)
TOTAL LIABILITIES AND CAPITAL DEFICIT	$ 764,091	$ 524,365	$ 893,773